Components of Oil and Gas Interests (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Gas and Oil Acreage [Line Items]
Oil and gas interests	$ 14,467	$ 13,267
Less accumulated depletion	(7,244)	(6,246)
Oil and gas interests, net	$ 7,223	$ 7,021